Acquisitions and divestments - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	€ 259			€ 199
Contingent liabilities recognised as of acquisition date	70	€ 11		70
Aggregated impact on goodwill	175			83
Aggregated impact on other intangible assets	184			105
Deferred tax liabilities recognised as of acquisition date	45			45
Increase (decrease) in intangible assets other than goodwill	(468)	(124)
Financed by equity	241			241
Goodwill	€ 8,014	8,654		€ 8,014
Discount rate applied to cash flow projections	15.00%			15.00%
Revenue from sale of goods	€ 14,698	14,810	€ 13,973
Result on the sale of discontinued operations net of tax		62
Domestic Appliances business group [member]
Acquisitions and divestments [Line Items]
Revenue from sale of goods	2,200
Remaining two acquisitions [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	28
Aggregated impact on goodwill	20
Deferred tax liabilities recognised as of acquisition date	2			€ 2
Increase (decrease) in intangible assets other than goodwill	15
Intact Vascular [member]
Acquisitions and divestments [Line Items]
Contingent liabilities recognised as of acquisition date	70			70
Deferred tax liabilities recognised as of acquisition date	42			42
Financed by equity	241			241
Acquisition-related costs	2
Goodwill	€ 155			€ 155
Acquisitions and divestments [Domain]
Acquisitions and divestments [Line Items]
Aggregated net cash consideration for divestments		€ 122